Schedule of Investments (unaudited) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Arconic Inc.	101,839	$3,133,586
Axon Enterprise Inc.(a)(b)	32,136	2,354,926
Boeing Co. (The)	122,061	39,762,591
Curtiss-Wright Corp.	16,853	2,374,419
Huntington Ingalls Industries Inc.	12,682	3,181,660
L3Harris Technologies Inc.	114,851	22,725,568
Lockheed Martin Corp.	128,711	50,117,489
Mercury Systems Inc.(a)(b)	29,444	2,034,875
Northrop Grumman Corp.	81,363	27,986,431
Raytheon Co.	86,889	19,092,989
Teledyne Technologies Inc.(a)	19,164	6,641,093
TransDigm Group Inc.	25,845	14,473,200
United Technologies Corp.	223,254	33,434,519

		227,313,346

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	46,467	3,625,355
United Parcel Service Inc., Class B	164,185	19,219,496

		22,844,851

Auto Components — 0.1%
Gentex Corp.	134,426	3,895,665
Visteon Corp.(a)	11,457	992,062

		4,887,727

Banks — 1.6%
Bank of Hawaii Corp.	13,181	1,254,304
Commerce Bancshares Inc.	31,029	2,108,110
First Financial Bankshares Inc.	46,375	1,627,763
First Republic Bank/CA	43,149	5,067,850
JPMorgan Chase & Co.	780,022	108,735,067
SVB Financial Group(a)	17,482	4,388,681

		123,181,775

Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,890	1,847,687
Brown-Forman Corp., Class B, NVS	95,788	6,475,269
Coca-Cola Co. (The)	800,087	44,284,815
Monster Beverage Corp.(a)	133,922	8,510,743
PepsiCo Inc.	347,115	47,440,207

		108,558,721

Biotechnology — 1.8%
AbbVie Inc.	406,516	35,992,926
Alexion Pharmaceuticals Inc.(a)	66,851	7,229,936
Amgen Inc.	181,843	43,836,892
Arrowhead Pharmaceuticals Inc.(a)	52,546	3,332,993
Exelixis Inc.(a)	160,015	2,819,464
Incyte Corp.(a)	93,024	8,122,856
Ligand Pharmaceuticals Inc.(a)(b)	9,729	1,014,637
Regeneron Pharmaceuticals Inc.(a)	27,959	10,498,045
Vertex Pharmaceuticals Inc.(a)	133,467	29,222,600

		142,070,349

Building Products — 0.3%
Allegion PLC	48,470	6,036,454
Fortune Brands Home & Security Inc.	73,558	4,806,279
Lennox International Inc.	12,176	2,970,579
Masco Corp.	148,012	7,103,096
Owens Corning	31,416	2,045,810
Trex Co. Inc.(a)(b)	31,326	2,815,581

		25,777,799

Security	Shares	Value

Capital Markets — 2.4%
Ameriprise Financial Inc.	42,895	$7,145,449
BlackRock Inc.(c)	31,103	15,635,478
Cboe Global Markets Inc.	57,776	6,933,120
Charles Schwab Corp. (The)	434,310	20,655,784
CME Group Inc.	95,170	19,102,522
Eaton Vance Corp., NVS	43,745	2,042,454
Evercore Inc., Class A	15,514	1,159,827
FactSet Research Systems Inc.	19,817	5,316,901
Federated Investors Inc., Class B	36,828	1,200,225
Intercontinental Exchange Inc.	158,957	14,711,470
MarketAxess Holdings Inc.	19,754	7,488,939
Moody’s Corp.	84,517	20,065,181
MSCI Inc.	44,211	11,414,396
Nasdaq Inc.	28,374	3,038,855
S&P Global Inc.	126,879	34,644,311
SEI Investments Co.	66,041	4,324,365
Stifel Financial Corp.	18,160	1,101,404
T Rowe Price Group Inc.	89,851	10,947,446

		186,928,127

Chemicals — 2.0%
Air Products & Chemicals Inc.	114,556	26,919,514
Cabot Corp.	14,348	681,817
Celanese Corp.	63,365	7,801,499
Dow Inc.(a)	385,857	21,117,954
Ecolab Inc.	66,695	12,871,468
FMC Corp.	68,065	6,794,248
Ingevity Corp.(a)	22,212	1,940,885
Linde PLC	197,743	42,099,485
NewMarket Corp.	2,645	1,286,845
PPG Industries Inc.	62,760	8,377,832
RPM International Inc.	40,934	3,142,094
Scotts Miracle-Gro Co. (The)	20,988	2,228,506
Sherwin-Williams Co. (The)	42,713	24,924,744
Valvoline Inc.	55,017	1,177,914

		161,364,805

Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	26,431	2,396,763
Cintas Corp.	43,551	11,718,703
Clean Harbors Inc.(a)	27,771	2,381,363
Copart Inc.(a)	106,366	9,672,924
Deluxe Corp.	10,806	539,435
Herman Miller Inc.	31,578	1,315,224
MSA Safety Inc.	12,200	1,541,592
Republic Services Inc.	51,378	4,605,010
Rollins Inc.	35,782	1,186,531
Stericycle Inc.(a)	21,555	1,375,425
Tetra Tech Inc.	29,437	2,536,292
Waste Management Inc.	118,002	13,447,508

		52,716,770

Communications Equipment — 0.3%
Arista Networks Inc.(a)(b)	28,309	5,758,051
Ciena Corp.(a)	50,859	2,171,171
Lumentum Holdings Inc.(a)	40,604	3,219,897
Motorola Solutions Inc.	89,259	14,383,195
ViaSat Inc.(a)	16,560	1,212,109

		26,744,423

Construction & Engineering — 0.1%
EMCOR Group Inc.	13,946	1,203,540
MasTec Inc.(a)	32,815	2,105,411

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	34,378	$1,399,528
Valmont Industries Inc.	5,817	871,270

		5,579,749

Construction Materials — 0.3%
Eagle Materials Inc.	22,675	2,055,716
Martin Marietta Materials Inc.	32,700	9,144,228
Vulcan Materials Co.	69,180	9,961,228

		21,161,172

Consumer Finance — 0.6%
American Express Co.	209,251	26,049,657
Discover Financial Services	101,109	8,576,065
FirstCash Inc.	14,974	1,207,354
SLM Corp.	114,797	1,022,841
Synchrony Financial	308,858	11,121,977

		47,977,894

Containers & Packaging — 0.2%
AptarGroup Inc.	20,271	2,343,733
Avery Dennison Corp.	31,451	4,114,420
Ball Corp.	120,918	7,819,767
Silgan Holdings Inc.	27,429	852,493

		15,130,413

Distributors — 0.1%
LKQ Corp.(a)	83,830	2,992,731
Pool Corp.	20,951	4,449,573

		7,442,304

Diversified Consumer Services — 0.0%
Service Corp. International/U.S.	49,330	2,270,660
WW International Inc.(a)(b)	13,762	525,846

		2,796,506

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	29,290	1,372,529
IDACORP Inc.	12,707	1,357,108
NextEra Energy Inc.	134,409	32,548,484
PNM Resources Inc.	21,592	1,094,930

		36,373,051

Electrical Equipment — 0.5%
AMETEK Inc.	119,268	11,895,790
Emerson Electric Co.	170,800	13,025,208
Hubbell Inc.	28,831	4,261,799
Rockwell Automation Inc.	34,575	7,007,315

		36,190,112

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	154,542	16,726,081
CDW Corp./DE	74,673	10,666,291
Cognex Corp.(b)	89,309	5,004,876
Coherent Inc.(a)	12,806	2,130,278
Corning Inc.	188,763	5,494,891
FLIR Systems Inc.	34,288	1,785,376
IPG Photonics Corp.(a)	9,907	1,435,722
Jabil Inc.	73,090	3,020,810
Keysight Technologies Inc.(a)	97,506	10,007,041
Littelfuse Inc.	8,209	1,570,382
National Instruments Corp.	29,885	1,265,331
TE Connectivity Ltd.	87,031	8,341,051
Trimble Inc.(a)	130,133	5,425,245
Zebra Technologies Corp., Class A(a)	28,087	7,174,543

		80,047,918

Security	Shares	Value

Energy Equipment & Services — 0.0%
Core Laboratories NV	10,071	$379,375
National Oilwell Varco Inc.	64,027	1,603,876

		1,983,251

Entertainment — 2.2%
Electronic Arts Inc.(a)	80,513	8,655,953
Live Nation Entertainment Inc.(a)	50,330	3,597,085
Netflix Inc.(a)	227,294	73,545,520
Take-Two Interactive Software Inc.(a)	58,950	7,217,248
Walt Disney Co. (The)	569,691	82,394,409
World Wrestling Entertainment Inc., Class A(b)	14,790	959,427

		176,369,642

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexander & Baldwin Inc.	17,513	367,073
Alexandria Real Estate Equities Inc.	32,813	5,301,925
American Campus Communities Inc.	36,367	1,710,340
American Tower Corp.	229,886	52,832,401
Boston Properties Inc.	33,100	4,563,166
Brixmor Property Group Inc.	88,656	1,915,856
Camden Property Trust	27,790	2,948,519
CoreSite Realty Corp.	19,948	2,236,570
Corporate Office Properties Trust	26,601	781,537
Cousins Properties Inc.	77,186	3,180,063
Crown Castle International Corp.	125,463	17,834,565
CyrusOne Inc.	38,855	2,542,283
Douglas Emmett Inc.	54,915	2,410,769
Duke Realty Corp.	113,660	3,940,592
EastGroup Properties Inc.	20,663	2,741,360
EPR Properties	18,593	1,313,410
Equinix Inc.	44,286	25,849,738
Essex Property Trust Inc.	17,258	5,192,242
Extra Space Storage Inc.	39,849	4,208,851
Federal Realty Investment Trust	16,076	2,069,464
First Industrial Realty Trust Inc.	45,257	1,878,618
Healthcare Realty Trust Inc.	34,998	1,167,883
Healthpeak Properties Inc.	121,896	4,201,755
Highwoods Properties Inc.	27,611	1,350,454
Kilroy Realty Corp.	30,886	2,591,335
Lamar Advertising Co., Class A	27,897	2,490,086
Liberty Property Trust	48,269	2,898,553
Life Storage Inc.	15,206	1,646,506
Mid-America Apartment Communities Inc.	26,947	3,553,231
National Retail Properties Inc.	49,316	2,644,324
Omega Healthcare Investors Inc.	52,111	2,206,901
PotlatchDeltic Corp.	18,413	796,731
Prologis Inc.	187,417	16,706,351
PS Business Parks Inc.	10,999	1,813,405
Public Storage	34,432	7,332,639
Rayonier Inc.	29,709	973,267
Realty Income Corp.	77,288	5,690,715
SBA Communications Corp.	58,454	14,086,829
Simon Property Group Inc.	64,195	9,562,487
Spirit Realty Capital Inc.	22,718	1,117,271
Taubman Centers Inc.	15,340	476,921
UDR Inc.	72,351	3,378,792
Urban Edge Properties	30,686	588,558
Weingarten Realty Investors	30,880	964,691

		234,059,027

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	19,348	3,076,139

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Costco Wholesale Corp.	135,158	$39,725,639
Sysco Corp.	119,971	10,262,319

		53,064,097

Food Products — 0.4%
Campbell Soup Co.	39,505	1,952,337
Hershey Co. (The)	51,741	7,604,892
Lamb Weston Holdings Inc.	42,156	3,626,681
Lancaster Colony Corp.	5,340	854,934
McCormick & Co. Inc./MD, NVS	33,210	5,636,733
Pilgrim’s Pride Corp.(a)	18,976	620,800
Post Holdings Inc.(a)(b)	16,783	1,831,025
Sanderson Farms Inc.	10,506	1,851,368
Tootsie Roll Industries Inc.	7,016	239,526
Tyson Foods Inc., Class A	73,856	6,723,850

		30,942,146

Gas Utilities — 0.0%
ONE Gas Inc.	14,757	1,380,813

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	531,648	46,178,945
ABIOMED Inc.(a)	13,918	2,374,272
Align Technology Inc.(a)	37,280	10,402,611
Baxter International Inc.	119,438	9,987,406
Boston Scientific Corp.(a)	428,193	19,362,887
Cantel Medical Corp.	11,575	820,668
Cooper Companies Inc. (The)	14,939	4,799,751
Danaher Corp.	212,452	32,607,133
DENTSPLY SIRONA Inc.	61,862	3,500,771
Edwards Lifesciences Corp.(a)	108,314	25,268,573
Globus Medical Inc., Class A(a)(b)	40,677	2,395,062
Haemonetics Corp.(a)(b)	17,670	2,030,283
Hill-Rom Holdings Inc.	19,441	2,207,137
Hologic Inc.(a)	75,864	3,960,859
ICU Medical Inc.(a)(b)	10,502	1,965,134
IDEXX Laboratories Inc.(a)	44,767	11,690,007
Integra LifeSciences Holdings Corp.(a)	37,721	2,198,380
Intuitive Surgical Inc.(a)	59,949	35,438,851
LivaNova PLC(a)	14,153	1,067,561
Masimo Corp.(a)(b)	25,695	4,061,352
NuVasive Inc.(a)(b)	18,178	1,405,887
Penumbra Inc.(a)(b)	16,935	2,781,912
ResMed Inc.	74,691	11,574,864
Steris PLC	24,370	3,714,475
Stryker Corp.	110,404	23,178,216
Teleflex Inc.	24,222	9,118,130
Varian Medical Systems Inc.(a)	26,215	3,722,792
West Pharmaceutical Services Inc.	38,962	5,857,157

		283,671,076

Health Care Providers & Services — 0.3%
Amedisys Inc.(a)	17,317	2,890,554
Chemed Corp.	8,520	3,742,495
Encompass Health Corp.	24,696	1,710,692
HealthEquity Inc.(a)	38,037	2,817,401
MEDNAX Inc.(a)	18,810	522,730
WellCare Health Plans Inc.(a)	26,330	8,694,429

		20,378,301

Health Care Technology — 0.1%
Cerner Corp.	103,773	7,615,900

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.	43,086	$1,289,995
Caesars Entertainment Corp.(a)	292,493	3,977,905
Chipotle Mexican Grill Inc.(a)	13,352	11,177,093
Choice Hotels International Inc.	17,434	1,803,199
Churchill Downs Inc.(b)	19,108	2,621,618
Darden Restaurants Inc.	29,609	3,227,677
Domino’s Pizza Inc.	21,332	6,266,915
Dunkin’ Brands Group Inc.	43,541	3,289,087
Eldorado Resorts Inc.(a)(b)	35,566	2,121,156
Hilton Worldwide Holdings Inc.	147,100	16,314,861
Jack in the Box Inc.	6,660	519,680
Las Vegas Sands Corp.	100,365	6,929,199
Marriott International Inc./MD, Class A	141,198	21,381,613
Marriott Vacations Worldwide Corp.	19,755	2,543,654
McDonald’s Corp.	171,904	33,969,949
MGM Resorts International	164,012	5,456,679
Papa John’s International Inc.	8,232	519,851
Scientific Games Corp./DE, Class A(a)	29,253	783,395
Six Flags Entertainment Corp.	21,268	959,399
Starbucks Corp.	612,267	53,830,515
Texas Roadhouse Inc.	19,079	1,074,529
Wendy’s Co. (The)	59,923	1,330,890
Wyndham Destinations Inc.	21,185	1,095,053
Wyndham Hotels & Resorts Inc.	50,058	3,144,143
Wynn Resorts Ltd.	50,715	7,042,792
Yum! Brands Inc.	157,462	15,861,147

		208,531,994

Household Durables — 0.5%
DR Horton Inc.	174,396	9,199,389
Garmin Ltd.	75,246	7,341,000
Helen of Troy Ltd.(a)	7,989	1,436,342
KB Home	21,916	751,061
Leggett & Platt Inc.	45,918	2,334,012
NVR Inc.(a)	1,811	6,897,031
PulteGroup Inc.	133,063	5,162,844
Tempur Sealy International Inc.(a)	24,681	2,148,728
Toll Brothers Inc.	34,709	1,371,353

		36,641,760

Household Products — 1.6%
Church & Dwight Co. Inc.	69,283	4,873,366
Colgate-Palmolive Co.	200,211	13,782,525
Energizer Holdings Inc.	34,316	1,723,350
Kimberly-Clark Corp.	87,639	12,054,745
Procter & Gamble Co. (The)	749,458	93,607,304

		126,041,290

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	131,412	5,223,627

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	29,632	4,795,643
Honeywell International Inc.	170,582	30,193,014
Roper Technologies Inc.	54,112	19,168,094

		54,156,751

Insurance — 1.0%
Aon PLC	76,912	16,020,000
Arthur J Gallagher & Co.	49,739	4,736,645
Brown & Brown Inc.	116,969	4,617,936
Cincinnati Financial Corp.	36,396	3,827,039
Marsh & McLennan Companies Inc.	160,377	17,867,602

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Primerica Inc.	21,767	$2,841,900
Progressive Corp. (The)	185,159	13,403,660
RenaissanceRe Holdings Ltd.	22,790	4,467,296
RLI Corp.	14,165	1,275,133
Willis Towers Watson PLC	31,918	6,445,521

		75,502,732

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	155,263	207,957,709
Alphabet Inc., Class C, NVS(a)	154,881	207,078,995
Facebook Inc., Class A(a)(b)	1,246,851	255,916,168
Yelp Inc.(a)	35,307	1,229,743

		672,182,615

Internet & Direct Marketing Retail — 5.5%
Amazon.com Inc.(a)	200,162	369,867,350
Booking Holdings Inc.(a)(b)	21,710	44,586,478
eBay Inc.	396,935	14,333,323
Etsy Inc.(a)	62,493	2,768,440
Grubhub Inc.(a)	27,590	1,341,978

		432,897,569

IT Services — 7.2%
Accenture PLC, Class A	207,413	43,674,955
Akamai Technologies Inc.(a)	61,388	5,302,696
Automatic Data Processing Inc.	139,514	23,787,137
Broadridge Financial Solutions Inc.	41,919	5,178,673
CACI International Inc., Class A(a)	13,163	3,290,618
CoreLogic Inc.(a)	19,722	862,049
Fiserv Inc.(a)	296,490	34,283,139
FleetCor Technologies Inc.(a)	45,052	12,962,362
Gartner Inc.(a)(b)	46,943	7,233,916
Global Payments Inc.	76,447	13,956,164
Jack Henry & Associates Inc.	21,111	3,075,239
KBR Inc.	74,996	2,287,378
Leidos Holdings Inc.	34,947	3,420,962
LiveRamp Holdings Inc.(a)	15,064	724,127
Mastercard Inc., Class A	460,159	137,398,876
MAXIMUS Inc.	19,606	1,458,490
Paychex Inc.	111,732	9,503,924
PayPal Holdings Inc.(a)	608,461	65,817,226
Perspecta Inc.	73,059	1,931,680
Sabre Corp.	70,271	1,576,881
Science Applications International Corp.	12,021	1,046,068
VeriSign Inc.(a)	28,589	5,508,529
Visa Inc., Class A(b)	887,186	166,702,249
Western Union Co. (The)	218,741	5,857,884
WEX Inc.(a)	22,640	4,742,174

		561,583,396

Leisure Products — 0.0%
Brunswick Corp./DE	21,533	1,291,549
Polaris Inc.	30,252	3,076,629

		4,368,178

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	91,727	7,825,230
Bio-Rad Laboratories Inc., Class A(a)	8,334	3,083,830
Bio-Techne Corp.	20,192	4,432,346
Charles River Laboratories International Inc.(a)	25,605	3,911,420
Illumina Inc.(a)(b)	45,934	15,238,145
IQVIA Holdings Inc.(a)	64,745	10,003,750
Mettler-Toledo International Inc.(a)(b)	7,999	6,345,447
PerkinElmer Inc.(b)	33,882	3,289,942

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	33,188	$3,688,846
Repligen Corp.(a)(b)	24,808	2,294,740
Syneos Health Inc.(a)(b)	33,119	1,969,753
Thermo Fisher Scientific Inc.	207,786	67,503,438
Waters Corp.(a)(b)	20,885	4,879,780

		134,466,667

Machinery — 1.8%
AGCO Corp.	17,839	1,378,063
Caterpillar Inc.	169,515	25,033,975
Colfax Corp.(a)	20,897	760,233
Cummins Inc.	50,495	9,036,585
Deere & Co.	96,827	16,776,246
Donaldson Co. Inc.	42,791	2,465,617
Dover Corp.	44,777	5,160,997
Graco Inc.	87,251	4,537,052
IDEX Corp.	23,031	3,961,332
Illinois Tool Works Inc.	92,992	16,704,153
Ingersoll-Rand PLC	77,211	10,262,886
ITT Inc.	31,094	2,298,158
Lincoln Electric Holdings Inc.	32,157	3,110,547
Nordson Corp.	27,102	4,413,290
Oshkosh Corp.	21,870	2,069,995
PACCAR Inc.	179,516	14,199,716
Parker-Hannifin Corp.	36,791	7,572,324
Timken Co. (The)	35,979	2,025,977
Toro Co. (The)	56,456	4,497,849
Woodward Inc.	30,045	3,558,530
Xylem Inc./NY	55,608	4,381,354

		144,204,879

Marine — 0.0%
Kirby Corp.(a)(b)	17,320	1,550,660

Media — 1.3%
Cable One Inc.	2,633	3,919,142
Charter Communications Inc., Class A(a)	81,306	39,439,914
Comcast Corp., Class A	1,317,758	59,259,577
New York Times Co. (The), Class A	50,607	1,628,027

		104,246,660

Metals & Mining — 0.2%
Allegheny Technologies Inc.(a)(b)	34,396	710,621
Carpenter Technology Corp.	14,605	727,037
Compass Minerals International Inc.	13,488	822,228
Freeport-McMoRan Inc.	416,669	5,466,697
Reliance Steel & Aluminum Co.	34,898	4,179,385
Royal Gold Inc.	34,367	4,201,366
Steel Dynamics Inc.	57,605	1,960,874

		18,068,208

Multi-Utilities — 0.2%
Black Hills Corp.	16,279	1,278,553
MDU Resources Group Inc.	45,259	1,344,645
Sempra Energy	65,942	9,988,894

		12,612,092

Multiline Retail — 0.5%
Dollar General Corp.	132,511	20,669,066
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	16,597	1,083,950
Target Corp.	168,741	21,634,283

		43,387,299

Oil, Gas & Consumable Fuels — 1.2%
Apache Corp.	124,699	3,191,047

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	135,962	$2,367,099
Cimarex Energy Co.	30,444	1,598,006
ConocoPhillips	569,508	37,035,105
EOG Resources Inc.	151,075	12,654,042
Hess Corp.	135,510	9,053,423
Matador Resources Co.(a)(b)	59,739	1,073,510
Murphy Oil Corp.	36,780	985,704
Phillips 66	115,837	12,905,400
Pioneer Natural Resources Co.	53,467	8,093,300
WPX Energy Inc.(a)	219,538	3,016,452

		91,973,088

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	47,228	1,401,255

Personal Products — 0.3%
Coty Inc., Class A	76,438	859,927
Estee Lauder Companies Inc. (The), Class A	115,607	23,877,470

		24,737,397

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	668,844	42,933,096
Catalent Inc.(a)	76,636	4,314,607
Eli Lilly & Co.	241,332	31,718,265
Johnson & Johnson	572,763	83,548,939
Merck & Co. Inc.	725,638	65,996,776
Nektar Therapeutics(a)	31,530	680,575
Zoetis Inc.	247,328	32,733,861

		261,926,119

Professional Services — 0.4%
ASGN Inc.(a)	17,407	1,235,375
Equifax Inc.	37,944	5,316,713
FTI Consulting Inc.(a)	19,923	2,204,679
IHS Markit Ltd.(a)(b)	152,083	11,459,454
Insperity Inc.	12,089	1,040,138
Verisk Analytics Inc.	59,179	8,837,792

		30,094,151

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	173,981	10,663,296
Jones Lang LaSalle Inc.	13,094	2,279,534

		12,942,830

Road & Rail — 1.2%
CSX Corp.	201,793	14,601,741
JB Hunt Transport Services Inc.	26,913	3,142,900
Kansas City Southern	51,594	7,902,137
Knight-Swift Transportation Holdings Inc.(b)	64,962	2,328,238
Landstar System Inc.	14,741	1,678,558
Norfolk Southern Corp.	73,358	14,240,989
Old Dominion Freight Line Inc.(b)	33,301	6,319,864
Union Pacific Corp.	223,319	40,373,842
Werner Enterprises Inc.	11,937	434,387

		91,022,656

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(a)	578,848	26,545,969
Analog Devices Inc.	191,356	22,740,747
Applied Materials Inc.	479,879	29,291,814
Broadcom Inc.	205,557	64,960,123
Cabot Microelectronics Corp.	15,791	2,278,957
Cirrus Logic Inc.(a)	30,545	2,517,214
Cypress Semiconductor Corp.	195,456	4,559,989
Intel Corp.	1,285,870	76,959,320

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	81,899	$14,591,945
Lam Research Corp.	75,477	22,069,475
Maxim Integrated Products Inc.	62,428	3,839,946
Microchip Technology Inc.	124,100	12,995,752
Micron Technology Inc.(a)	574,939	30,920,219
MKS Instruments Inc.	29,130	3,204,591
Monolithic Power Systems Inc.	21,179	3,770,286
NVIDIA Corp.	317,403	74,684,926
Qorvo Inc.(a)	60,527	7,035,053
QUALCOMM Inc.	592,012	52,233,219
Semtech Corp.(a)	18,493	978,280
Silicon Laboratories Inc.(a)	22,887	2,654,434
Skyworks Solutions Inc.	51,548	6,231,122
SolarEdge Technologies Inc.(a)	25,699	2,443,718
Synaptics Inc.(a)	11,795	775,757
Teradyne Inc.	88,175	6,012,653
Texas Instruments Inc.	300,553	38,557,944
Universal Display Corp.	22,191	4,572,899
Xilinx Inc.	81,162	7,935,209

		525,361,561

Software — 12.5%
ACI Worldwide Inc.(a)	61,828	2,342,354
Adobe Inc.(a)	250,831	82,726,572
ANSYS Inc.(a)	44,462	11,444,963
Autodesk Inc.(a)	114,501	21,006,354
Blackbaud Inc.	26,086	2,076,446
Cadence Design Systems Inc.(a)	145,851	10,116,225
CDK Global Inc.	39,233	2,145,260
Ceridian HCM Holding Inc.(a)(b)	32,834	2,228,772
Citrix Systems Inc.	33,378	3,701,620
CommVault Systems Inc.(a)	11,779	525,815
Fair Isaac Corp.(a)	15,121	5,665,536
Fortinet Inc.(a)	73,894	7,888,923
Intuit Inc.	135,114	35,390,410
j2 Global Inc.	24,499	2,295,801
LogMeIn Inc.	17,369	1,489,218
Manhattan Associates Inc.(a)	33,704	2,687,894
Microsoft Corp.	3,951,653	623,175,678
NortonLifeLock Inc.	185,833	4,742,458
Oracle Corp.	674,700	35,745,606
PTC Inc.(a)	29,341	2,197,348
salesforce.com Inc.(a)	460,017	74,817,165
ServiceNow Inc.(a)	97,999	27,667,078
Synopsys Inc.(a)	78,498	10,926,922
Teradata Corp.(a)(b)	24,655	660,014
Tyler Technologies Inc.(a)(b)	20,338	6,101,807

		979,766,239

Specialty Retail — 3.1%
Aaron’s Inc.	21,437	1,224,267
AutoZone Inc.(a)(b)	12,428	14,805,601
CarMax Inc.(a)	86,185	7,555,839
Five Below Inc.(a)(b)	29,214	3,735,302
Home Depot Inc. (The)	401,316	87,639,388
Lowe’s Companies Inc.	262,501	31,437,120
Murphy USA Inc.(a)	15,833	1,852,461
O’Reilly Automotive Inc.(a)	39,425	17,278,400
RH(a)	8,701	1,857,664
Ross Stores Inc.	188,215	21,911,990
Tiffany & Co.	56,610	7,565,926

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	629,310	$38,425,669
Tractor Supply Co.	30,551	2,854,685
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	16,463	4,167,444
Williams-Sonoma Inc.	28,402	2,085,843

		244,397,599

Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	2,163,472	635,303,553
NCR Corp.(a)	29,870	1,050,229
NetApp Inc.	55,963	3,483,697
Seagate Technology PLC	72,611	4,320,354
Xerox Holdings Corp.(a)	97,532	3,596,005

		647,753,838

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	15,332	1,676,401
Columbia Sportswear Co.	9,818	983,665
Deckers Outdoor Corp.(a)	14,775	2,494,907
NIKE Inc., Class B	432,798	43,846,765
Skechers U.S.A. Inc., Class A(a)	70,448	3,042,649
VF Corp.	90,824	9,051,520

		61,095,907

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	4,235	1,285,068
New York Community Bancorp. Inc.	125,126	1,504,015
Washington Federal Inc.	26,894	985,665

		3,774,748

Tobacco — 0.6%
Altria Group Inc.	379,363	18,934,007
Philip Morris International Inc.	355,567	30,255,196

		49,189,203

Trading Companies & Distributors — 0.2%
Fastenal Co.	210,459	7,776,460
United Rentals Inc.(a)	39,178	6,533,715

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	9,189	$1,655,398

		15,965,573

Water Utilities — 0.1%
American Water Works Co. Inc.	47,168	5,794,589
Aqua America Inc.	62,512	2,934,313

		8,728,902

Total Common Stocks — 99.8% (Cost: $6,346,294,533)		7,830,349,508

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	260,556,816	260,661,039
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	8,281,246	8,281,246

		268,942,285

Total Short-Term Investments — 3.4% (Cost: $268,924,236)		268,942,285

Total Investments in Securities — 103.2% (Cost: $6,615,218,769)		8,099,291,793

Other Assets, Less Liabilities — (3.2)%		(254,912,314)

Net Assets — 100.0%		$7,844,379,479

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	129,233,582	131,323,234	(a)	—		260,556,816	$260,661,039	$386,058	(b)	$(12,916)	$1,529
BlackRock Cash Funds: Treasury, SL Agency Shares	10,368,252	—		(2,087,006	)(a)	8,281,246	8,281,246	187,747		—	—
BlackRock Inc.	—	31,103		—		31,103	15,635,478	—		—	96,552

							$284,577,763	$573,805		$(12,916)	$98,081

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P U.S. Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	83	03/20/20	$13,409	$344,112

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,830,349,508	$—	$—	$7,830,349,508
Money Market Funds	268,942,285	—	—	268,942,285

	$8,099,291,793	$—	$—	$8,099,291,793

Derivative financial instruments(a)
Assets
Futures Contracts	$344,112	$—	$—	$344,112

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares